Income Taxes - Barbados Corporate Tax Reform and Global Minimum Tax (Details) € in Millions, $ in Millions			3 Months Ended		6 Months Ended
	Jan. 01, 2024	Aug. 04, 2023 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Geographical
Total income tax expense			$ 95.3	$ 27.0	$ 122.8	$ 54.6
Global minimum tax rate (as a percent)	15.00%	15.00%	15.00%		15.00%
Global consolidated revenues of large multinational enterprise groups where global minimum tax rate is applicable | €		€ 750
Barbados
Geographical
Corporate tax rate	9.00%
Impact of changes in tax rates					$ 45.6
Deferred tax expense due to remeasurement of deferred tax liability					49.1
Total income tax expense					70.7
Current income tax expenses					25.1
Deferred income tax expense					45.6
Increase in current tax expense					16.1
Deferred tax expense (income)					3.5
Additional current tax expense					$ 9.0